Commitments under Operating and Finance Leases (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Commitments under Operating Leases

	2017 €m	2016 €m	2015 €m
Within one year	419	402	370
After one year but not more than five years	962	978	915
More than five years	810	791	831
	2,191	2,171	2,116